Shareholder Fees - VIPBondIndexPortfolio-InitialServiceService2PRO	Apr. 29, 2024 USD ($)
VIPBondIndexPortfolio-InitialServiceService2PRO | VIP Bond Index Portfolio
Shareholder Fees:
(fees paid directly from your investment)